VIRTUS FORT TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Short-Term Investments—96.8%
Money Market Mutual Fund—8.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(1)	10,649,287	$ 10,649
Total Money Market Mutual Fund (Identified Cost $10,649)		10,649

	Par Value
U.S. Government Securities—88.3%
U.S. Treasury Bills
0.000%, 7/7/22	$ 25,100	25,097
0.000%, 7/21/22	27,300	27,285
0.000%, 8/25/22	20,400	20,355
0.000%, 9/22/22	7,200	7,173
0.000%, 10/20/22	3,700	3,678
0.000%, 11/17/22	20,800	20,635
0.000%, 12/22/22	7,000	6,919
Total U.S. Government Securities (Identified Cost $111,242)		111,142

Total Short-Term Investments (Identified Cost $121,891)		121,791

TOTAL INVESTMENTS—96.8% (Identified Cost $121,891)		$121,791
Other assets and liabilities, net—3.2%		4,080
NET ASSETS—100.0%		$125,871
Abbreviations:
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® Index Future	July 2022	3	$186	$—	$(3)
FTSE China A50 Index Future	July 2022	4	60	1	—
Hang Seng Index Future	July 2022	6	831	—	(17)
HSCEI Index Future	July 2022	5	242	—	(4)
Gasoline RBOB Future	August 2022	8	1,188	—	(97)
Low Sulphur Gas Oil Future	August 2022	2	225	—	(11)
Natural Gas Future	August 2022	16	868	—	(182)
Canadian Dollar Future	September 2022	2	155	—(1)	—
Coffee C Future	September 2022	1	86	1	—
Dollar Index Future	September 2022	5	522	—	—(1)
Dow Jones Index E-Mini Future	September 2022	5	770	14	—
Euro Stoxx 50® Future	September 2022	26	938	—	(10)
FTSE 100 Index Future	September 2022	3	260	—(1)	—
KC HRW Wheat Future	September 2022	3	143	—	(14)
Mexican Peso Future	September 2022	3	73	—	—(1)
Nasdaq 100® E-Mini Future	September 2022	13	2,998	17	—
Nikkei 225 Stock Average Future	September 2022	6	1,167	15	—
Russell 2000® E-Mini Future	September 2022	2	171	—	(4)
S&P 500® E-Mini Future	September 2022	27	5,116	29	—
SPI 200 Future	September 2022	1	111	—	(2)
Swiss Franc Future	September 2022	5	659	2	—
See Notes to Schedule of Investments

VIRTUS FORT TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
TOPIX Index Future	September 2022	3	$414	$4	$—
Wheat Future	September 2022	7	309	—	(29)
Soybean Future	November 2022	6	437	15	—
Corn Future	December 2022	11	341	—	(23)
Soybean Meal Future	December 2022	6	244	3	—
				$101	$(396)
Short Contracts:
Crude Oil Future	August 2022	(14)	(1,481)	73	—
Gold Future	August 2022	(5)	(904)	11	—
Lean Hogs Future	August 2022	(2)	(82)	3	—
Live Cattle Future	August 2022	(3)	(159)	1	—
10 Year Australian Bond Future	September 2022	(28)	(2,298)	—	(74)
10 Year Canadian Bond Future	September 2022	(13)	(1,252)	—	(20)
10 Year Euro-Bund Future	September 2022	(56)	(8,731)	—	(252)
10 Year Japanese Bond Future	September 2022	(2)	(2,191)	—	(7)
10 Year U.K. Gilt Future	September 2022	(19)	(2,636)	—	(43)
10 Year U.S. Treasury Note Future	September 2022	(101)	(11,972)	—	(67)
10 Year Ultra Bond Future	September 2022	(26)	(3,312)	—	(67)
2 Year U.S. Treasury Note Future	September 2022	(44)	(9,241)	—	(14)
30 Year Euro Bond Future	September 2022	(6)	(1,028)	—	(34)
30 Year U.S. Treasury Bond Future	September 2022	(25)	(3,466)	—	(110)
5 Year U.S. Treasury Note Future	September 2022	(85)	(9,541)	—	(104)
Australian Dollar Future	September 2022	(27)	(1,866)	—	(7)
Brent Crude Future	September 2022	(14)	(1,526)	41	—
British Pound Future	September 2022	(25)	(1,906)	5	—
Cocoa Future	September 2022	(3)	(70)	2	—
Copper Future	September 2022	(9)	(835)	13	—
DAX Index Future	September 2022	(1)	(335)	6	—
Euro Currency Future	September 2022	(25)	(3,293)	17	—
Euro-Bobl Future	September 2022	(59)	(7,679)	—	(162)
Euro-OAT Future	September 2022	(19)	(2,758)	—	(64)
Euro-Schatz Future	September 2022	(39)	(4,461)	—	(37)
Japanese Yen Future	September 2022	(38)	(3,522)	—	(16)
MSCI EAFE® Index Future	September 2022	(2)	(186)	—	(3)
MSCI Emerging Market Index Future	September 2022	(6)	(301)	—	(3)
New Zealand Dollar Future	September 2022	(9)	(562)	6	—
Silver Future	September 2022	(7)	(712)	17	—
U.S. Ultra Bond Future	September 2022	(18)	(2,778)	—	(100)
Sugar #11 World Future	October 2022	(2)	(41)	—	—(1)
3-Month Bank Acceptance Future	December 2022	(4)	(747)	—	(1)
3-Month EURIBOR Future	December 2022	(4)	(1,036)	—	(3)
3-Month SONIA Index Future	December 2022	(5)	(1,478)	—	(3)
90-Day Bank Bill Future	December 2022	(2)	(1,368)	—	(2)
90-Day Euro Dollar Future	December 2022	(33)	(7,946)	5	—
Soybean Oil Future	December 2022	(3)	(116)	3	—
3-Month Bank Acceptance Future	March 2023	(5)	(934)	—	(3)
3-Month EURIBOR Future	March 2023	(10)	(2,580)	—	(14)
3-Month SONIA Index Future	March 2023	(7)	(2,066)	—	(7)
90-Day Bank Bill Future	March 2023	(3)	(2,051)	—	(3)
90-Day Euro Dollar Future	March 2023	(32)	(7,710)	—	(34)
3-Month Bank Acceptance Future	June 2023	(4)	(748)	—	(3)
3-Month EURIBOR Future	June 2023	(15)	(3,861)	—	(22)
3-Month SONIA Index Future	June 2023	(10)	(2,953)	—	(13)
90-Day Bank Bill Future	June 2023	(3)	(2,051)	—	(3)
90-Day Euro Dollar Future	June 2023	(27)	(6,518)	—	(36)
3-Month EURIBOR Future	September 2023	(22)	(5,656)	—	(32)
3-Month SONIA Index Future	September 2023	(10)	(2,956)	—	(12)
90-Day Euro Dollar Future	September 2023	(25)	(6,047)	—	(23)
See Notes to Schedule of Investments

VIRTUS FORT TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2022 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month EURIBOR Future	December 2023	(22)	$(5,654)	$—	$(31)
3-Month SONIA Index Future	December 2023	(8)	(2,366)	—	(13)
90-Day Euro Dollar Future	December 2023	(21)	(5,088)	—	(33)
3-Month EURIBOR Future	March 2024	(22)	(5,654)	—	(31)
3-Month SONIA Index Future	March 2024	(6)	(1,776)	—	(9)
90-Day Euro Dollar Future	March 2024	(20)	(4,851)	—	(31)
3-Month EURIBOR Future	June 2024	(18)	(4,627)	—	(22)
3-Month SONIA Index Future	June 2024	(6)	(1,777)	—	(9)
90-Day Euro Dollar Future	June 2024	(19)	(4,613)	—	(26)
3-Month EURIBOR Future	September 2024	(15)	(3,856)	—	(16)
3-Month SONIA Index Future	September 2024	(5)	(1,482)	—	(5)
90-Day Euro Dollar Future	September 2024	(21)	(5,101)	—	(32)
3-Month EURIBOR Future	December 2024	(12)	(3,084)	—	(15)
3-Month SONIA Index Future	December 2024	(4)	(1,186)	—	(4)
90-Day Euro Dollar Future	December 2024	(20)	(4,858)	—	(30)
3-Month EURIBOR Future	March 2025	(10)	(2,570)	—	(10)
3-Month SONIA Index Future	March 2025	(3)	(890)	—	(3)
90-Day Euro Dollar Future	March 2025	(19)	(4,616)	—	(25)
3-Month EURIBOR Future	June 2025	(8)	(2,055)	—	(8)
3-Month SONIA Index Future	June 2025	(3)	(890)	—	(3)
90-Day Euro Dollar Future	June 2025	(18)	(4,372)	—	(19)
3-Month EURIBOR Future	September 2025	(8)	(2,054)	—	(8)
3-Month SONIA Index Future	September 2025	(2)	(593)	—	(2)
90-Day Euro Dollar Future	September 2025	(17)	(4,128)	—	(17)
				203	(1,800)
Total				$304	$(2,196)
Footnote Legend:
(1)Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$111,142	$—	$111,142
Money Market Mutual Fund	10,649	10,649	—
Other Financial Instruments:
Futures Contracts	304	304	—
Total Assets	122,095	10,953	111,142
Liabilities:
Other Financial Instruments:
Futures Contracts	(2,196)	(2,196)	—
Total Liabilities	(2,196)	(2,196)	—
Total Investments	$119,899	$8,757	$111,142
There were no securities valued using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS FORT TREND FUND  NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS(Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4